Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Initial value of ROU asset recognised	$ 201,215		$ 336,090
Less: lease incentives			$ (12,215)
Net ROU asset recognised under AASB 16 (IFRS 16)	201,215
Depreciation for the fiscal year	(181,374)	$ (126,712)
Foreign exchange differences	(5,489)	4,052
Closing balance of ROU asset	268,813	201,215
ROU asset recognised under AASB 16
Statement [line items]
Net ROU asset recognised under AASB 16 (IFRS 16)	$ 254,461	323,875
Closing balance of ROU asset		$ 254,461